RELATED PARTY BALANCES AND TRANSACTIONS - Services provided to the related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	¥ 1,199,238	¥ 2,178,561	¥ 346,378
Qicaitianxia | Referral service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties			3,558
Kincheng Bank
RELATED PARTY BALANCES AND TRANSACTIONS
Bank deposit	3,020,245	320,491
Interest income	98,856	29,312
Interest receivables	11,318	79
Kincheng Bank | Referral service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	109,469
Kincheng Bank | Loan facilitation service
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	382,496	1,574,456	15,254
Kincheng Bank | Post-facilitation services
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	434,886	297,489	433
Jinshang | Loan facilitation service
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	137,118	219,513	150,515
Jinshang | Post-facilitation services
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	67,936	69,398	48,094
Beijing Zixuan | Loan facilitation service
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties		37	47,516
Beijing Zixuan | Post-facilitation services
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties		56	74,417
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	¥ 67,333	¥ 17,612	¥ 6,591